NATIONWIDE VARIABLE INSURANCE TRUST

American Century NVIT Multi Cap Value Fund
Invesco NVIT Comstock Value Fund
Neuberger Berman NVIT Multi Cap Opportunities Fund
Neuberger Berman NVIT Socially Responsible Fund
NVIT International Equity Fund
NVIT Large Cap Growth Fund
NVIT Nationwide Fund
NVIT Real Estate Fund
Templeton NVIT International Value Fund

Supplement dated December 19, 2016
to the Prospectus dated April 29, 2016

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Neuberger Berman NVIT Socially Responsible Fund
Mamundi (MG) Subhas, CFA, has announced his retirement from Neuberger Berman Investment Advisers LLC.  Effective immediately, Mr. Subhas will no longer serve as portfolio manager for the Fund.  Accordingly, all references to, and information regarding, Mr. Subhas in the Prospectus are hereby deleted in their entirety.

Ingrid Dyott and Sajjad Ladiwala, CFA, will continue to serve as co-portfolio managers for the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE